Offerings - Offering: 1	Jun. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.000001 per share
Amount Registered | shares	3,044,117
Proposed Maximum Offering Price per Unit	85.00
Maximum Aggregate Offering Price	$ 258,749,945.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 35,733.37
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3 (File No. 333-282861) on June 1, 2026 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. (2) Includes 397,058 shares of Class A common stock that the underwriters have an option to purchase for 30 days after the date of the prospectus supplement to which this exhibit is attached.